Stockholders' Equity (Details) - Employee Stock Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding and expected to vest, Beginning balance	3,068,865	559,972	642,204
Number of Shares, Granted		2,650,000
Number of Shares, Forfeited	25,625	(141,107)	(82,232)
Number of Shares, Outstanding and expected to vest, Ending balance	3,043,240	3,068,865	559,972	642,204
Number of Shares, Options exercisable	788,300	653,106
Weighted Average Exercise Price Per Share, Outstanding and expected to vest - Beginning balance	$ 1.45	$ 6.41	$ 6.41
Weighted Average Exercise Price Per Share, Granted		0.82
Weighted Average Exercise Price Per Share, Forfeited	7.59	9.25	6.41
Weighted Average Exercise Price Per Share, Outstanding and expected to vest - Ending balance	1.40	1.45	$ 6.41	$ 6.41
Weighted Average Exercise Price Per Share, Options exercisable	$ 2.87	$ 3.47
Weighted Average Remaining Contractual Term (Years), Outstanding	8 years 9 months 18 days	8 years 7 months 6 days	6 years 8 months 12 days	7 years 26 days
Weighted Average Remaining Contractual Term (Years), Granted			9 years 3 months 19 days
Weighted Average Remaining Contractual Term (Years), Options exercisable	7 years 2 months 12 days	7 years
Aggregate Intrinsic Value, Outstanding and expected to vest - Beginning balance	$ 511,000		$ 21,500
Aggregate Intrinsic Value, Outstanding and expected to vest - Ending balance	802,500	511,000		$ 21,500
Aggregate Intrinsic Value, Options exercisable	$ 129,500	$ 53,750